SHARE-BASED COMPENSATION - Summary of share-based compensation expenses (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Share-based compensation expense	¥ 15,186	$ 2,383	¥ 30,652	¥ 147,582
Origination and servicing
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Share-based compensation expense	3,159		3,167	10,345
General and administrative
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Share-based compensation expense	5,021		8,870	80,599
Research and development
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Share-based compensation expense	5,461		10,170	48,578
Sales and marketing
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Share-based compensation expense	¥ 1,545		¥ 8,445	¥ 8,060